ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

James M. Forbes
T +1 617 235 4765
James.Forbes@ropesgray.com

October 7, 2024

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Dear Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 231 to the Trust’s Registration Statement under the Securities Act and Amendment No. 280 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 231/280”), including (i) a GMO Trust Prospectus relating to GMO Multi-Asset Credit Fund and GMO MAC Implementation Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, (ii) a Statement of Additional Information for the Funds; and (iii) other information, the signature page, and exhibits.

This Amendment No. 231/280 is being filed in connection with the Trust’s registration of each Fund under the Securities Act. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment No. 231/280 become effective on the seventy-fifth day after it is filed.

Each Fund constitutes one of multiple series of the Trust. The other series of the Trust are offered through separate prospectuses and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 235-4765.

Very truly yours,

/s/ James M. Forbes
James M. Forbes

Enclosures

cc:	Phil Zachos, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Thomas R. Hiller, Esq.

Sarah S. Clinton, Esq.